Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Altice USA, Inc.
Entity Central Index Key	0001702780
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017